Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [abstract]
Current liabilities	¥ 388,441	¥ 566,722
Non-current liabilities	667,274	385,001
Total	¥ 1,055,715	¥ 951,723